Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Related Party [Abstract]
Salaries and benefits	$ 1,038	$ 1,165	$ 2,996	$ 3,603
Share-based compensation	1,150	962	3,518	2,049
Compensation expense	$ 2,188	$ 2,127	$ 6,514	$ 5,652